Provisions for Product Warranty (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Product Warranty

	December 31
	2021	2020
Current	$6,480	$7,129
Non-current	9,150	10,433
	$15,630	$17,562
Movement of provisions for product warranty for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the Year Ended December 31
	2021	2020	2019
Balance, beginning of the year	$17,562	$21,321	$11,002
Provisions recognized	5,642	5,260	14,193
Usage	(7,811)	(10,200)	(4,447)
Effect of foreign exchange difference	237	1,181	573
Balance, end of the year	$15,630	$17,562	$21,321